UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York          February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $618,327
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                            Name
--------------------                            ----
28-10548                                        SLS Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

    COL 1                     COL2          COL 3      COL 4          COL 5              COL 6        COL 7          COL8
                              TITLE                    MARKET                          INVESTMENT
                                OF                     VALUE     SHS OR  SH/ PUT/      DISCRETION     OTHER     VOTING AUTHORITY
NAME OF SECURITY              CLASS         CUSIP      (X000)    PRN AMT PRN CALL  SOLE        SHARED  MGRS  SOLE      SHARED  NONE
Allmerica Finl Corp              COM        019754100  52,962  1,613,212  SH      1,247,818    365,394     1,247,818    365,394
Ace Aviation
   Holdings Inc-A                COM        00440P201  35,269  1,190,300  SH        936,194    254,106       936,194    254,106
Keycorp New                      COM        493267108  27,669    816,200  SH        648,244    167,956       648,244    167,956
Sprint Corp                    COM FON      852061100  27,459  1,105,000  SH        888,723    216,277       888,723    216,277
Huntington Bancshares Inc        COM        446150104  27,396  1,107,350  SH        890,602    216,748       890,602    216,748
Sovereign Bancorp Inc            COM        845905108  21,957    973,700  SH        698,079    275,621       698,079    275,621
Cemex S A                   SPON ADR 5 ORD  151290889  21,852    600,000  SH        476,800    123,200       476,800    123,200
Masonite Intl Corp               COM        575384102  20,329    590,874  SH        469,690    121,184       469,690    121,184
Algoma Steel Inc                 COM        01566M204  20,081    822,300  SH        661,355    160,945       661,355    160,945
Williams Cos Inc Del             COM        969457100  20,006  1,228,100  SH        971,694    256,406       971,694    256,406
Leap Wireless
  International Inc              COM        521863308  19,575    725,000  SH        535,307    189,693       535,307    189,693
Instinet Group Inc               COM        457750107  16,736  2,775,528  SH      2,187,590    587,938     2,187,590    587,938
Cablevision Sys Corp        CL A NY CABLVS  12686C109  16,185    650,000  SH        521,861    128,139       521,861    128,139
Readers Digest Assn Inc          COM        755267101  16,020  1,151,689  SH        842,819    308,870       842,819    308,870
Coca Cola Enterprises Inc        COM        191219104  15,638    750,000  SH        599,828    150,172       599,828    150,172
Liberty Media Corp New        COM SER A     530718105  15,415  1,403,900  SH      1,127,141    276,759     1,127,141    276,759
Reliant Energy Inc               COM        75952B105  14,970  1,096,700  SH        882,048    214,652       882,048    214,652
Countrywide Financial Corp       COM        222372104  14,637    395,500  SH        318,087     77,413       318,087     77,413
Citizens Communications Co       COM        17453B101  13,856  1,004,806  SH        834,342    170,464       834,342    170,464
Freescale Semiconductor Inc    COM CL A     35687M107  13,632    765,000  SH        615,262    149,738       615,262    149,738
Lakes Entmnt Inc                 COM        51206P109  13,197    810,154  SH        634,770    175,384       634,770    175,384
Norbord Inc                      COM        65548P106  12,609  1,220,000  SH        884,699    335,301       884,699    335,301
Altria Group Inc                 COM        02209S103  12,220    200,000  SH        160,600     39,400       160,600     39,400
Centex Corp                      COM        152312104  11,916    200,000  SH        160,855     39,145       160,855     39,145
Grace W R & Co Del New           COM        38388F108  11,569    850,000  SH        683,625    166,375       683,625    166,375
American Tower Corp              CL A       029912201  10,092    548,500  SH        441,144    107,356       441,144    107,356
Telus Corp                   NON-VTG SHS    87971M202   9,899    341,868  SH        275,408     66,460       275,408     66,460
Fleetwood Enterprises Inc        COM        339099103   9,259    687,870  SH        553,237    134,633       553,237    134,633
GTech Hldgs Corp                 COM        400518106   9,207    354,800  SH        291,014     63,786       291,014     63,786
Commonwealth Tel
  Enterprises                    COM        203349105   9,068    182,600  SH        146,859     35,741       146,859     35,741
Silicon Graphics Inc             COM        827056102   8,778  5,074,174  SH      3,782,523  1,291,651     3,782,523  1,291,651
Walter Inds Inc                  COM        93317Q105   8,061    239,000  SH        192,222     46,778       192,222     46,778
Medis Technologies Ltd           COM        58500P107   7,538    410,775  SH        328,172     82,603       328,172     82,603
Renovis Inc                      COM        759885106   7,181    499,396  SH        378,414    120,982       378,414    120,982
Foundation Coal Hldgs Inc        COM        35039W100   5,581    242,000  SH        194,634     47,366       194,634     47,366
Freescale Semiconductor Inc      CL B       35687M206   5,471    298,000  SH        239,673     58,327       239,673     58,327
Peabody Energy Corp              COM        704549104   4,499     55,600  SH         44,718     10,882        44,718     10,882
Friedman Billings Ramsey Gro     CL A       358434108   3,878    200,000  SH        160,573     39,427       160,573     39,427
TransAct Technologies Inc        COM        892918103   3,560    166,666  SH        166,666          0       166,666          0
Massey Energy Corp               COM        576206106   3,236     92,600  SH         74,476     18,124        74,476     18,124
OccuLogix Inc                    COM        67461T107   1,530    150,000  SH        120,641     29,359       120,641     29,359
Radyne ComStream Inc           COM NEW      750611402   1,496    200,000  SH        200,000          0       200,000          0
Alliance Cap Mgmt
  Hldg L P                  UNIT LTD PARTN  01855A101   1,069     25,446  SH              0     25,446             0     25,446
CFM Majestic Inc                 COM        12525R101     311    153,500  SH        123,456     30,044       123,456     30,044
Altria Group Inc Jan 06          COM        02209S103  12,220    200,000  SH  PUT   160,000     39,400       160,000     39,400
Altria Group Inc Jan 05          COM        02209S103   3,238     53,000  SH  PUT    42,400     10,600        42,400     10,600
                                                     618,327

02740.0001 #546739